INCENTIVE PLANS - Performance Share Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted- average grant date fair value per share (in dollars per share):
Weighted-average market value (in dollars per share)	$ 48.09	$ 49.65	$ 43.96
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Period used for calculation of performance goals	3 years
Number of shares of common stock equivalent to each target share	1
Valuation Assumptions
Expected volatility rate	27.13%	39.12%	42.65%
Expected dividend yield	0.08%	0.08%	0.12%
Unvested stock awards (in shares):
Beginning of period (in shares)	843,793
Granted (in shares)	513,464
Canceled (in shares)	0
Payments (in shares)	0
End of period (in shares)	1,357,257	843,793
Weighted- average grant date fair value per share (in dollars per share):
Beginning of period (in dollars per share)	$ 46.28
Granted (in dollars per share)	44.07
Canceled awards (in dollars per share)	0.00
Payments (in dollars per share)	0.00
End of period (in dollars per share)	$ 45.45	$ 46.28
Weighted-average market value (in dollars per share)		$ 48.34	$ 42.26
Minimum | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target shares earned	0.00%
Maximum | Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award
Percentage of target shares earned	150.00%